Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Other Payables and Accrued Liabilities
14.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2021	December 31, 2020
Employee related liabilities	536	475
Employee compensated absences	181	164
Taxes other than income taxes	58	58
Advances	59	75
Derivative instruments	43	2
Defined benefit and contribution plans	34	32
Royalties	29	24
Current operating lease liabilities	55	54
Deferred and contingent consideration on business combinations	27	—
Others	79	82
Total	1,101	966

Derivative instruments are further described in Note 28.

Defined benefit and defined contribution plans and other long-term employee benefits are further described in Note 16.

Lease liabilities are described in Note 11.

Deferred and contingent consideration related to business acquisitions are further described in Note 28.